Income taxes (Income Tax Expense) (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax [Line Items]
CIT tax expense	$ 103,302,037	$ 70,285,607	$ 48,523,618
Land Appreciation Tax (“LAT”) expense	40,203,748	33,254,340	23,223,407
Deferred tax benefit	(30,388,659)	(17,292,072)	(19,235,707)
Actual income tax expense	$ 113,117,126	$ 86,247,875	$ 52,511,318